Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Common stocks: 98.83%
Communication services: 7.75%
Entertainment: 1.04%
Activision Blizzard Incorporated	219,236	$ 16,782,517
Interactive media & services: 5.64%
Alphabet Incorporated Class C †	685,757	60,847,219
Meta Platforms Incorporated Class A †	246,004	29,604,121
		90,451,340
Wireless telecommunication services: 1.07%
T-Mobile US Incorporated †	122,198	17,107,720
Consumer discretionary: 11.46%
Internet & direct marketing retail: 2.94%
Amazon.com Incorporated †	560,755	47,103,420
Multiline retail: 1.76%
Dollar General Corporation	114,847	28,281,074
Specialty retail: 5.48%
Burlington Stores Incorporated †	189,668	38,457,084
The Home Depot Incorporated	119,030	37,596,816
Ulta Beauty Incorporated †	25,424	11,925,636
		87,979,536
Textiles, apparel & luxury goods: 1.28%
Deckers Outdoor Corporation †	51,606	20,599,051
Consumer staples: 2.70%
Food & staples retailing: 1.16%
Sysco Corporation	244,860	18,719,547
Household products: 1.54%
Church & Dwight Company Incorporated	306,282	24,689,392
Financials: 6.65%
Capital markets: 5.01%
Intercontinental Exchange Incorporated	238,794	24,497,876
S&P Global Incorporated	76,953	25,774,638
The Charles Schwab Corporation	361,360	30,086,834
		80,359,348
Insurance: 1.64%
Marsh & McLennan Companies Incorporated	159,511	26,395,880
Health care: 11.57%
Health care equipment & supplies: 5.02%
Align Technology Incorporated †	52,502	11,072,672
Boston Scientific Corporation †	662,057	30,633,377
LivaNova plc †	366,391	20,349,356
Medtronic plc	239,138	18,585,805
		80,641,210
See accompanying notes to portfolio of investments

Allspring Opportunity Fund  |  1

Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Health care providers & services: 1.88%
UnitedHealth Group Incorporated	56,776	$ 30,101,500
Health care technology: 0.33%
Schrodinger Incorporated †	280,060	5,234,321
Life sciences tools & services: 4.34%
Agilent Technologies Incorporated	145,769	21,814,331
Bio-Rad Laboratories Incorporated Class A †	45,516	19,139,023
Thermo Fisher Scientific Incorporated	52,074	28,676,631
		69,629,985
Industrials: 17.23%
Aerospace & defense: 2.33%
MTU Aero Engines AG	172,563	37,350,378
Building products: 3.13%
Carlisle Companies Incorporated	137,633	32,433,216
Trex Company Incorporated †	422,369	17,878,880
		50,312,096
Commercial services & supplies: 1.50%
Republic Services Incorporated	187,079	24,131,320
Machinery: 4.37%
Fortive Corporation	498,655	32,038,584
Ingersoll Rand Incorporated	446,259	23,317,033
SPX Technologies Incorporated †	224,129	14,714,069
		70,069,686
Professional services: 2.57%
CoStar Group Incorporated †	284,403	21,978,664
Dun & Bradstreet Holdings Incorporated	1,568,878	19,234,444
		41,213,108
Trading companies & distributors: 3.33%
Air Lease Corporation	632,318	24,293,658
United Rentals Incorporated †	82,004	29,145,862
		53,439,520
Information technology: 26.89%
Electronic equipment, instruments & components: 4.17%
Amphenol Corporation Class A	407,145	31,000,020
Teledyne Technologies Incorporated †	89,685	35,865,928
		66,865,948
IT services: 5.64%
Fiserv Incorporated †	228,950	23,139,977
Genpact Limited	437,302	20,255,829
MasterCard Incorporated Class A	135,620	47,159,143
		90,554,949
See accompanying notes to portfolio of investments

2  |  Allspring Opportunity Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment: 4.08%
Marvell Technology Incorporated	578,763	$ 21,437,382
Texas Instruments Incorporated	266,284	43,995,442
		65,432,824
Software: 8.55%
Black Knight Incorporated †	252,409	15,586,256
Palo Alto Networks Incorporated †	121,447	16,946,714
Salesforce.com Incorporated †	282,973	37,519,390
ServiceNow Incorporated †	53,730	20,861,747
Splunk Incorporated †	251,680	21,667,131
Workday Incorporated Class A †	147,365	24,658,585
		137,239,823
Technology hardware, storage & peripherals: 4.45%
Apple Incorporated	549,760	71,430,317
Materials: 5.92%
Chemicals: 4.84%
Ashland Global Holdings Incorporated	203,028	21,831,601
Olin Corporation	525,326	27,810,758
The Sherwin-Williams Company	118,207	28,054,067
		77,696,426
Metals & mining: 1.08%
Steel Dynamics Incorporated	177,994	17,390,014
Real estate: 8.66%
Equity REITs: 8.66%
American Tower Corporation	114,172	24,188,480
Equinix Incorporated	57,035	37,359,636
Prologis Incorporated	216,154	24,367,040
Sun Communities Incorporated	228,658	32,698,094
VICI Properties Incorporated	626,960	20,313,504
		138,926,754
Total Common stocks (Cost $1,066,817,543)		1,586,129,004

		Yield
Short-term investments: 1.23%
Investment companies: 1.23%
Allspring Government Money Market Fund Select Class ♠∞		4.09%	19,624,859	19,624,859
Total Short-term investments (Cost $19,624,859)				19,624,859
Total investments in securities (Cost $1,086,442,402)	100.06%			1,605,753,863
Other assets and liabilities, net	(0.06)			(885,385)
Total net assets	100.00%			$1,604,868,478

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments

Allspring Opportunity Fund  |  3

Portfolio of investments—December 31, 2022 (unaudited)

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$23,612,026	$50,466,913	$(54,454,080)	$ 0	$0	$19,624,859	19,624,859	$186,634
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	1,317,500	3,616,000	(4,933,687)	187	0	0	0	10,576#
				$187	$0	$19,624,859		$197,210

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

4  |  Allspring Opportunity Fund

Notes to portfolio of investments—December 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Valuation Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2022, such fair value pricing was not used in pricing foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments

Allspring Opportunity Fund  |  5

Notes to portfolio of investments—December 31, 2022 (unaudited)

Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$124,341,577	$0	$0	$124,341,577
Consumer discretionary	183,963,081	0	0	183,963,081
Consumer staples	43,408,939	0	0	43,408,939
Financials	106,755,228	0	0	106,755,228
Health care	185,607,016	0	0	185,607,016
Industrials	276,516,108	0	0	276,516,108
Information technology	431,523,861	0	0	431,523,861
Materials	95,086,440	0	0	95,086,440
Real estate	138,926,754	0	0	138,926,754
Short-term investments
Investment companies	19,624,859	0	0	19,624,859
Total assets	$1,605,753,863	$0	$0	$1,605,753,863
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended December 31, 2022, the Fund did not have any transfers into/out of Level 3.

6  |  Allspring Opportunity Fund